Document and Entity Information	Mar. 16, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 16, 2026
Entity File Number	000-33169
Entity Registrant Name	CROSS COUNTRY HEALTHCARE INC
Entity Central Index Key	0001141103
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	13-4066229
Entity Address, Address Line One	5201 CONGRESS AVENUE, SUITE 160
Entity Address, City or Town	BOCA RATON
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	0
City Area Code	561
Local Phone Number	237-4152
Title of 12(b) Security	Common stock, par value $0.0001 per share
Trading Symbol	CCRN
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false